Taxation - Summary of Deferred Tax in Connection With Unused Tax Losses Carried Forward (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in deferred tax liability (asset) [abstract]
Total unused tax losses carried forward	€ 1,685	€ 1,773
Unused tax losses carried forward not recognised as a deferred tax asset	922	1,010
Unused tax losses carried forward recognised as a deferred tax asset	€ 764	€ 763
Average tax rate	21.40%	20.40%
Deferred tax asset	€ 163	€ 156